Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

October 29, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:   John M. Ganley, Esq.

Re:	Ares Landmark Private Markets Fund

Registration Statement on Form N-2

File Numbers: 333-258821, 811-23727

Ladies and Gentlemen:

On behalf of Ares Landmark Private Markets Fund (the "Fund"), filed herewith under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Pre-Effective Amendment No. 1 (the "Amendment") under the Securities Act to the Fund's Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the "Commission") on August 13, 2021 (the "Registration Statement").

The Amendment is marked to show changes made in response to comments of the Commission's staff (the "Staff") on the Registration Statement that were provided to the undersigned by John M. Ganley of the Staff by letter dated September 16, 2021. For the convenience of the Staff, these comments have been restated below in their entirety. We have discussed the Staff's comments with representatives of the Fund. The Fund's response follows each comment. Please note that we have not independently verified information provided by the Fund. References in the responses to the Fund's Prospectus or Statement of Additional Information ("SAI") are to those filed as part of the Amendment. In addition to revisions made in response to Staff comments, certain other changes have been made in the Amendment. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus:

Cover Page

1.	Staff Comment: The second paragraph indicates that the Fund may invest in Private Assets through (i) secondary purchases in private equity and other private asset funds; (ii) primary investments in Portfolio Funds; and (iii) direct investments in the equity or debt of private companies. Disclosure on page 1 indicates that the Fund expects to invest principally in Secondary Investments. Please disclose the principal emphasis in Secondary Investments on the Cover Page.

Response: The requested revision has been made in the Amendment.

2.	Staff Comment: The third paragraph states that in the future, the Fund in reliance on an exemptive order may offer additional classes of shares. Please represent in correspondence that future classes of shares will be sold to accredited investors only.

Response: The Fund represents that future classes of shares will be sold to accredited investors only, unless and until such time as the informal position of the Staff that limits the ability of the Fund (and similarly situated funds) to offer its shares to non-accredited investors is no longer enforced. Any expansion of an offering of Shares to non-accredited investors also would need to be approved by the Fund's Board of Trustees.

3.	Staff Comment: Please disclose in the bullets on the cover page the expected amount of repurchases per quarter.

Response: The Fund generally expects to offer to repurchase 5% of its then-outstanding Shares on a quarterly basis, and has disclosed that percentage throughout the Prospectus. As a tender offer fund, the actual amount offered to be repurchased by the Fund will need to be determined by the Fund's Board of Trustees in connection with each repurchase offer.

4.	Staff Comment: Please provide the pricing table required by Item 1.g and Instruction 5 thereto of Form N-2.

Response: The following pricing table has been added to the Amendment:

	Per Class I Share	Total
Public Offering Price(1)	Current NAV	$	[_________]
Sales Load	None		$0
Proceeds to the Fund(2)	Amount Invested at Current NAV	$	[_________]

(1)	Class I Shares may be purchased as of the first business day of each calendar month at the Fund's then current net asset value per Share. Generally, the stated minimum investment by an investor in the Fund is $[______] with respect to Class I Shares, which may be reduced for certain investors as described under "Purchasing Shares."

(2)	Assumes that all Shares will be sold in a continuous offering. The proceeds may differ from that shown if the then-current net asset value at which Shares are sold varies from that shown and/or additional Shares are registered.

Summary of Offering Terms – Investment Objective and Strategy (Page 1)

5.	Staff Comment: The third paragraph provides that "under normal market conditions, the Fund intends to invest and/or make capital commitments of at least 80% of its net assets, plus any borrowing for investment purposes, in Private Assets." Rule 35d-1 under the Investment Company Act of 1940 ("Investment Company Act") provides that if a fund's name suggests a type of investment, the fund must have a policy to invest "at least 80% of the value of its Assets in a particular type of investment . . . suggested by the Fund's name[.]" Here the Fund's 80% test would treat capital commitments the same as assets for purposes of the Fund's 80% test. Please revise the Fund's 80% policy to delete the reference to capital commitments, inasmuch as they would not be Fund assets.

Response: The Fund respectfully declines to make the requested change. The Fund intends to invest at least 80% of its net assets (including any borrowings for investment purposes) in Private Assets. The Fund is not a draw down vehicle, and will call all committed capital from investors at the time of their investment. The Fund, however, will not be able to control the timing between the closing and funding of any particular Private Asset investment and, as a result, it may invest in Private Assets, a portion of which may consist of uncalled capital at different periods of time. The Fund notes that its 80% policy formulation is substantially similar to a number of other currently-offered registered closed-end funds that invest in private equity, whether directly through co-investments or indirectly through unaffiliated underlying funds, and believes such policy reflects both the practicalities of investing in private equity, in which capital calls are common, and is consistent with the intent of Rule 35d-1 and Section 35(d). To avoid potential confusion with respect to capital commitments (i.e., those of the underlying Portfolio Funds or Direct Investments vs. capital commitments of Shareholders of the Fund), the Fund has modified its 80% test as follows:

Under normal circumstances, the Fund intends to invest ~~and/or make capital commitments~~ (which for this purpose includes unfunded capital commitments of its assets) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Assets. For purposes of this policy, Private Assets include Direct Investments and Primary Investments and Secondary Investments in Portfolio Funds. This policy may be changed by the Fund’s Board, upon 60 days’ prior written notice to Shareholders. This test is applied at the time of investment ~~and/or commitment~~; later percentage changes caused by a change in the value of the Fund’s assets, including as a result in the change in the value of the Fund’s investments or due to the issuance or redemption of Shares, will not require the Fund to dispose of an investment.

6.	Staff Comment: The fifth paragraph of this section discloses that the Fund may seek to hedge the Fund's foreign currency risk. Please disclose the Fund's strategy with respect to foreign investments, including where the Fund may invest and whether the Fund may invest in emerging market countries.

Response: The requested revisions have been made to the Amendment.

Summary of Offering Terms – Minimum Investment (Page 4)

7.	Staff Comment: This section states that the requirement for a minimum initial investment may be waived by the Board. Please inform us what the absolute minimum investment (after waiver of the disclosed minimum investment) will be, e.g., $25,000. Please confirm that the accredited investor and qualified client criteria will still apply to all investors and will not be waived.

Response: As part of assessing a multi-class offering, the Fund is still considering the minimum initial investment and absolute minimum investment required for Class I Shares. This information will be provided in a subsequent amendment.

In addition, as noted in response to Comment #2, the Fund will only sell Shares to accredited investors, unless and until such time as the informal position of the Staff that limits the ability of the Fund (and similarly situated funds) to sell its Shares to non-accredited investors is no longer enforced. Furthermore, all Shareholders will satisfy the qualified client criteria in Rule 205-3 under the Investment Advisers Act of 1940, as amended.

Summary of Offering Terms – Repurchase of Shares (Page 6)

8.	Staff Comment: Please disclose in this section the expected timetable for a repurchase offer, including the amount of time a tender offer would be outstanding, when shares would be valued, and when the Fund would pay for shares tendered.

Response: The following disclosure has been added after the third paragraph of "Summary of Offering Terms – Repurchase of Shares" in the Amendment:

Each repurchase offer generally will commence approximately 60 days prior to the applicable Valuation Date (as defined below). The expiration date of the repurchase offer (the "Expiration Date") will be a date set by the Board occurring no sooner than 20 business days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion. The value of Shares being repurchased will be determined as of the last business day of each calendar quarter, or as determined by the Board, in its sole discretion, (the "Valuation Date").

Fund shares are expected to be repurchased approximately 60 days following the relevant Valuation Date (the "Repurchase Date"), and will be effected as of such Valuation Date. As promptly as practicable after the Expiration Date, the Fund will give to each Shareholder whose Shares have been accepted for repurchase a promissory note (the "Promissory Note") entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date in the manner specified above, of the repurchased Shares. The initial payment is expected to be made on or before the twentieth (20) business day after the Repurchase Date.

9.	Staff Comment: The fifth paragraph of this section states that the Fund reserves the right to reduce the amount to be repurchased from a Shareholder so that the required capital balance will be maintained. Please provide the Fund's legal authority for reducing the amount tendered by a particular investor. See, e.g., Rules 13e-4(f)(8)(i) and 13e-4(f)(3) under the Securities Exchange Act of 1934. We may have additional comments after reviewing your response.

Response: The Fund has removed the disclosure referenced by the Staff, and added the following disclosure to the Amendment: "To the extent a Shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the Shareholder requests to have repurchased, the Shareholder may maintain a balance of Shares of less than $[ ] following such Share repurchase."

Summary of Offering Terms – Incentive Fee (Page 8)

10.	Staff Comment: The second paragraph explains that the Fund will maintain a Loss Recovery Account. The next paragraph indicates that the Loss Recovery Amount will be reset every 12 months. Please provide us an example in correspondence explaining how the Loss Recovery [Account] [sic] will be reset. Please also explain in plain English what the Loss Recovery Account is designed to accomplish, including the purpose of the reset. We may have additional comments after reviewing your response.

Response: The Loss Recovery Account, similar to a high-water mark, is a mechanism to ensure that the Adviser does not take an Incentive Fee when the Fund has negative performance over a relevant measurement period. The Loss Recovery Account, which is an accounting record maintained by the Fund, will start out with a zero balance at the commencement of the Fund's operations, and will then increase to reflect losses during the measurement period (in this case, quarterly). Similarly, the Loss Recovery Account will decrease by the amount of any gains during a quarterly period, but it will never go below zero. Certain funds in the Fund's anticipated peer group, including the longest-tenured product, Partners Group Private Equity (Master Fund) LLC, are subject to incentive fees that include a similar loss recovery account arrangement.

The Loss Recovery Account reset mechanism has been slightly modified to reset on a rolling four-quarter basis (instead of every 12 months). The Fund believes this rolling four-quarter reset, which ties to the Incentive Fee measurement period and the Fund's quarterly financial statements, including accounting for payment of the Fund's other fees and expenses, more closely reflects how the Fund will measure performance for its Shareholders.

The purpose of the Loss Recovery Account, combined with the reset mechanism, should serve to align the interests of the Adviser with those of the Fund's and its Shareholders. The existence of the Loss Recovery Account protects Shareholders from paying an Incentive Fee merely for the recovery of a short-term loss (i.e., a gain in one quarter that just cancels out a loss from a previous quarter). It does so by precluding (or limiting) the Adviser’s ability to collect an Incentive Fee for a period of time after the Fund incurs these losses. The reset mechanism also avoids unduly penalizing the Adviser over the longer-term. An example of how the Loss Recovery Account, including the reset mechanism, is set forth below:

Start of Quarter 1: The Fund has a $100 NAV and a Loss Recovery Account balance of $0.

End of Quarter 1: The Fund incurred a $20 net loss, with a resulting quarter-end NAV of $80. The Loss Recovery Account balance is $20.

If there is no net profit or net loss for the next four quarters, the Loss Recovery Account balance will remain at $20 if there is no reset mechanism. With a reset mechanism, the Loss Recovery Account balance will reset to $0 at the end of the fifth quarter, reflecting four quarters with no net gain or loss.

11.	Staff Comment: In the fourth paragraph, please insert the word "incentive" before the last word of the paragraph.

Response: The requested revision has been made in the Amendment.

Use of Proceeds (Page 12)

12.	Staff Comment: The first sentence of this section states that the proceeds from the sale of shares will be invested "as soon as practicable after receipt of such proceeds, consistent with market conditions and the availability of suitable investments." This disclosure is vague. Please disclose how long it is expected to fully invest the proceeds in accordance with the Fund's investment objectives and policies, the reasons for any anticipated lengthy delay in investing the proceeds, and the consequences of any delay. See Item 7.2 of Form N-2; see also Guide 1 to Form N-2 (providing that the reasons for the expected delay should be stated if the fund expects the investment period to exceed three months).

Response: The first sentence of this section will be revised as follows in the Amendment:

"The proceeds from the sale of Shares of the Fund, not including the amount of any sales loads and the Fund's fees and expenses (including, without limitation, offering expenses), will be invested by the Fund in accordance with the Fund's investment objective and strategies within [three] months ~~as soon as practicable~~ after receipt of such proceeds, however, the Fund may be delayed up to an additional [three] months depending on ~~consistent with~~ market conditions and the availability of suitable investments."

Investment Objectives and Strategy – Investment Strategies (Page 14)

13.	Staff Comment: This section provides that the Fund may make real estate investments, including investments in single-property real estate opportunities. Direct investments in real estate, as opposed to investments in real estate securities or REITs, appears to be inconsistent with Investment Restriction 6 on page 2 of the Statement of Additional Information. Please review the fundamental policy concerning investments in real estate and ensure that the Fund's strategy and the policy are consistent.

Response: The above referenced section of Investment Objectives and Strategy has been revised as follows in the Amendment: "Real estate investments may include indirect investments~~, either directly or indirectly~~ through Portfolio Funds, in ~~single-property~~ real estate opportunities or in operating companies with significant real estate portfolios."

Investment Objectives and Strategy – Types of Portfolio Investments – Direct Investments (Page 15)

14.	Staff Comment: This section provides that the Fund may make Direct Investments, which may be structured as Co-Investment Opportunities in which the Fund invests alongside other investors in an operating company. This section says that when participating in Co-Investment Opportunities the Fund will not bear an additional layer of fees and expenses, but may still bear transactional expenses. Please respond to the following:

a.	When the Fund participates in a Co-Investment Opportunity, will the Fund's investment be made through an investment vehicle, such as a limited partnership, with other investors?

b.	If a Co-Investment will be made through an investment vehicle, will the vehicle make investments in only one specific company or asset? Or would it invest in more than one company or asset?

c.	Would a vehicle through which a Co-Investment is made be considered an investment company but for the exclusions in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act?

d.	To the extent a Co-Investment is made through a vehicle, will the Fund include the expenses of the vehicle, including transactional expenses, on the Acquired Fund Fees and Expenses line of the fee table?

e.	The term "Co-investment" is commonly used when a registered fund and another fund with the same investment adviser each make an investment in a common portfolio company. Please confirm to us that the term "Co-Investments" here does not refer to such affiliated investments.

We may have additional comments after reviewing your response.

Response: The Fund expects to make direct investments in the equity or debt of private companies ("Direct Investments"), including investments alongside unaffiliated private equity firms ("third-party co-investors"). With respect to Direct Investments, the Fund and a third-party co-investor will invest directly into the private company and it is not expected that the Fund will invest in the private company via an investment vehicle ("SPV") managed by an affiliate of the Adviser. If an affiliate of the Fund were to elect to invest in a private company via a SPV alongside the Fund, the Fund would expect the SPV to hold investments in multiple companies or assets and such SPVs would be considered eligible for an exclusion from the definition of an investment company under Sections 3(c)(1) or 3(c)(7) under the 1940 Act. The Fund will not bear any fees or expenses in connection with an investment held in an SPV, but will consider whether there are any costs that should be included in the calculation of "Acquired Fund Fees and Expenses" for purposes of the fee table as required by Form N-2. The Fund confirms that "Co-Investments" for this purpose is meant to refer to investments by the Fund made available to third-party co-investors. However, the Fund acknowledges that a negotiated investment by the Fund in a private company alongside an affiliate of the Fund would be deemed a joint transaction and, in order to be completed, would be subject to compliance with the conditions of the co-investment relief granted in Ares Capital Corp., et. al. (Rel. No. 32427, Jan. 18, 2017) upon which the Fund is permitted to rely.

Landmark Partners and Ares Platform – Landmark Partners History and Experience (Page 15)

15.	Staff Comment: The third bullet on page 16, in the penultimate sentence, states that "[i]nvestors in prior Landmark secondary private equity funds have, on average, accumulated distributions within three months of initial investment, which decreases the impact of the J-curve." Please explain in plain English the meaning of "the impact of the J-curve." See Rule 421 under the Securities Act of 1933.

Response: The following disclosure has been added to the Amendment: "The J-curve refers to the tendency for private equity funds to deliver negative returns and cash flows in their early years (due to the fund's investment-related expenses and fees) and to deliver positive returns and cash flows in later years (as the fund's portfolio company investments mature and are sold)."

Risks – Other Investment Risks (Page 28)

16.	Staff Comment: This section contains significant risks related to investments in fixed-income securities. The Cover Page of the prospectus indicates that one of the three type of investments the Fund will make is "direct investments in the equity or debt of private companies[.]" (Emphasis added.) The heading of this section may suggest to investors that the risks here are of lesser importance. Please revise the heading given the significance of the Fund's investments in debt securities.

Response: The section entitled "Fixed-Income Securities Risks" under "Other Investment Risks" has been moved under "Risks of Investing in Private Assets" in the Amendment.

Repurchase of Shares – Repurchase of Shares Process (Page 49)

17.	Staff Comment: In bullets at the top of page 50 the Fund sets forth the schedule for valuation and repurchase of shares in a tender offer. The second and fourth bullets appear to be inconsistent. The second bullet states that repurchase will be "effected" approximately 60 days following the Valuation Date. That date is defined to be the "Repurchase Date." The fourth bullet, however, says that the initial payment for shares is expected to be made up to 20 business days after the Repurchase Date. It is unclear whether payment for the shares will be made on the Repurchase Date, in accordance with the second bullet, or up to 20 business days after the Repurchase Date, in accordance with the fourth bullet. Please clarify.

Response: The Fund respectfully submits that the current disclosure clearly describes the payment schedule for tendered shares. However, to clarify, the referenced language has been revised as follows in the Amendment:

•	Repurchase Date: Fund Shares are expected to be repurchased approximately 60 days following the relevant Valuation Date, and will be effected as of such Valuation Date.

Certain Provisions In Declaration of Trust – Limitation of Liability; Indemnification (Page 54)

18.	Staff Comment: This section states that the Declaration of Trust provides that the Trustees and officers of the Trust shall not be liable to the Fund or its Shareholders in the absence of willful misfesasance or gross negligence of the duties involved in the conduct of their office. Section 17(h) of the Investment Company Act prohibits a fund charter from including any provisions that would protect an officer or director of the fund from liability "by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office." Inasmuch as the limitations in Section 17(h) are broader than those in the current Declaration of Trust, please amend the Declaration of Trust to reflect Section 17(h). Please also revise the disclosure in this section.

Response: The requested changes have been made to conform to the limitations in Section 17(h) of the 1940 Act.

PART B — STATEMENT OF ADDITIONAL INFORMATION:

Additional Investment Policies – Fundamental Policies (Page 2)

19.	Staff Comment: Investment Restriction 1 provides that the Fund will not invest 25% or more of the value of its total assets in securities of issuers engaged in any single industry. Please add the phrase "or groups of industries" at the end of the sentence. See Item 17.2.e of Form N-2. Please also disclose, either in the investment restriction or another location, that the Fund will consider the investments of Portfolio Funds, to the extent known, in determining whether its investments are concentrated in any particular industry or groups of industries.

Response: The requested revisions have been made to Investment Restriction 1 in the Amendment and the disclosure following the list of fundamental investment restrictions.

Investment Practices, Techniques and Risks (Page 3)

20.	Staff Comment: On page 11 of the SAI, the Fund discloses that it may invest in Special Purpose Acquisition Companies and Private Investments in Public Equity. Please explain whether, for purposes of the Fund's Names Policy under Rule 35d-1 under the Investment Company Act, the Fund intends to count such investments toward its 80% policy to invest in private equity opportunities and, if so, why that would be appropriate.

Response: The Fund notes that, with regards to its 80% policy, "Private Assets" is defined as "private equity and other private assets." (emphasis added) Therefore, it is the Fund's intention to consider any security acquired in a transaction exempt from registration under the Securities Act to be a Private Asset, which would include investments in SPACs and PIPEs. We believe this treatment under Rule 35d-1 is supported by the text of the rule itself, the Commission's statements in the rule's proposing and adopting releases, and is consistent with investor expectations.1

PART C — OTHER INFORMATION:

Signatures

21.	Staff Comment: We note that the Board of Trustees has not been entirely selected and that the registration statement has been signed by only one Trustee. Please ensure that once the Board of Trustees has been properly constituted, a pre-effective amendment to the registration statement will be signed by a majority of Trustees. See Section 6(a) of the Securities Act. In addition, please ensure that once the Trustees have been selected, the Statement of Additional Information will include, for each Trustee, the specific experience, qualifications, attributes, or skills that led to the conclusion that the person should serve as a Trustee. See Item 18.17 of Form N-2.

Response: The Fund ensures that such actions will be taken and disclosures included. The Fund anticipates filing an additional amendment to its Registration Statement in the near-term to include information with respect to the Board of Trustees, the Fund's other service providers, fees and estimates expenses of the Fund and the Fund's balance sheet and audit for its seed capital investment in compliance with Section 14(a) of the 1940 Act.

GENERAL COMMENTS:

22.	Staff Comment: Please tell us if you have presented any test the waters materials to potential investors in connection with this offering. If so, we may have additional comments.

Response: Since the filing of the Registration Statement, the Adviser has engaged in discrete discussions with a limited number of entities that it reasonably believes are, "qualified institutional buyers" (as defined in Rule 144A under the Securities Act) or institutional "accredited investors" (as defined in Rule 501 under the Securities Act) in order to gauge market demand for a potential public offering of the Fund's Shares to be effected under the Registration Statement. The Fund acknowledges that any test-the-waters communications will be deemed "offers" subject to liability under Section 12 of the Securities Act, as well as the anti-fraud provisions of Section 17(a) of the Securities Act and Section 10(b) of the Securities Exchange Act of 1934, as amended.

1 Rule 35d-1(b) states, in relevant part:

(b) The requirements of paragraphs (a)(2) through (a)(4) of this section apply at the time a Fund invests its Assets . . . . If, subsequent to an investment, these requirements are no longer met, the Fund's future investments must be made in a manner that will bring the Fund into compliance with those paragraphs. (emphasis added)

In the proposing release for Rule 35d-1, the Commission stated that "[t]he proposed 80% investment requirement would apply at the time a company invests its assets," (emphasis added) 62 FR 10955, 10958, and "[t]he proposed rule would require an investment company that no longer meets the 80% investment requirement (e.g., as a result of changes in the value of its portfolio holdings or other circumstances beyond its control) to make future investments in a manner that would bring the company into compliance with the 80% requirement." Id. The Commission made similar statements in the adopting release: "[T]he 80% investment requirement generally applies, as proposed, at the time when an investment company invests its assets." (emphasis added) 66 FR 8509, 8513.

23.	Staff Comment: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response: Understood.

24.	Staff Comment: If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the final pre-effective amendment.

Response: The Fund will identify any such omitted information.

25.	Staff Comment: Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response: It is not anticipated that an exemptive application or no-action request will be submitted in connection with the Registration Statement. The Fund intends to rely on previously-granted relief with respect to the issuance of multiple shares classes (CION Ares Diversified Credit Fund, et. al., Rel. No. 32721, July 11, 2017) and investing in negotiated private placements that may constitute joint transactions under Section 17(d) (Ares Capital Corp., et. al. (Rel. No. 32427, Jan. 18, 2017).

26.	Staff Comment: Response to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the Securities Act. Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position.

Response: The Fund will do so.

*    *    *    *    *

Please direct any questions or comments to me at 212.969.3379 or kkaufman@proskauer.com or Devin Kasinki at 212.969.3151 or dkasinki@proskauer.com.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:	Nicole M. Runyan

Devin J. Kasinki